SCHEDULE OF INVENTORY NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 6,316	$ 3,665
Raw materials	15,803	15,720
Work-in-process	6,963	7,517
Inventory, subtotal	29,082	26,902
Less: inventory impairment provision	(12,363)	(12,117)
Inventory, net	$ 16,719	$ 14,785